Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets, net
Prepayments and other current assets, net

8.Prepayments and other current assets, net

The following is a summary of prepayments and other current assets:

	As of December 31,
	2023	2024
	RMB	RMB
Value Added Tax (“VAT”) recoverable	28,597	16,557
Income tax recoverable	—	3,033
Prepaid service fees and selling expenses	7,842	10,893
Prepayments to suppliers	2,700	7,940
Deferred charges	1,321	4,651
Deposits for rental	11,669	9,606
Interest receivable	446,528	111,146
Receivable from financial institution	1,511	6,162
Others	20,027	27,147
Prepayments and other current assets	520,195	197,135
Less: allowance for credit losses(i)	(11,760)	(12,044)
Prepayments and other current assets, net	508,435	185,091
(i)	The allowance for credit losses recorded as of December 31, 2023 and 2024 were RMB11,760 and RMB12,044. The movement in the allowance for credit losses were as follow:

	2023	2024
	RMB	RMB
Balance as of January 1	18,102	11,760
Write-off	(6,862)	—
Amounts charged to expenses	520	284
Balance as of December 31	11,760	12,044